Other Information - Summary of the Amount of Lease Installments Receivable (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Additional Information [Line Items]
Amount of lease installments receivable	€ 495	€ 535
Within 1 year [member]
Disclosure of Additional Information [Line Items]
Amount of lease installments receivable	153	177
From 2 to 5 years [member]
Disclosure of Additional Information [Line Items]
Amount of lease installments receivable	307	298
Beyond 5 years [member]
Disclosure of Additional Information [Line Items]
Amount of lease installments receivable	€ 35	€ 60